Cover Page	Feb. 15, 2023
Cover [Abstract]
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	THE CHEFS’ WAREHOUSE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35249
Entity Tax Identification Number	20-3031526
Entity Address, Address Line One	100 East Ridge Road
Entity Address, City or Town	Ridgefield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06877
City Area Code	203
Local Phone Number	894-1345
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CHEF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001517175
Document Type	8-K